Schedule of Summary of Consolidated Net Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues		$ 29,000	$ 43,000	$ 420,000
Operating expenses:
Research and development	822,000	2,802,000	6,655,000	19,155,000
Total operating expenses	5,036,000	4,384,000	12,047,000	25,873,000
Operating loss	(5,036,000)	(4,355,000)	(12,004,000)	(25,453,000)
Total other income (expense), net	4,955,000	55,000	10,000	(98,000)
Loss before taxes	(81,000)	(4,300,000)	(11,994,000)	(25,551,000)
Income tax benefit		(1,354,000)	(782,000)	(2,996,000)
Net loss	$ (81,000)	$ (2,946,000)	(11,212,000)	(22,555,000)
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenues			43,000	420,000
Operating expenses:
Research and development			6,655,000	19,155,000
General and administrative			5,392,000	6,718,000
Total operating expenses			12,047,000	25,873,000
Operating loss			(12,004,000)	(25,453,000)
Total other income (expense), net			10,000	(98,000)
Loss before taxes			(11,994,000)	(25,551,000)
Income tax benefit			(782,000)	(2,996,000)
Net loss			$ (11,212,000)	$ (22,555,000)